Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
19. Subsequent Events
The Company has evaluated subsequent events through the date the financial statements were available to be issued, and determined that there have been no events, other than those disclosed below, that have occurred that would require adjustments to our disclosures in the consolidated financial statements.
Termination of Customer ExAlt Trust Loan Payable
As discussed in Note 7, the Customer ExAlt Trust loan payable is secured and repayment supported by a pro-rata portion of the cash flows from the $352.6 million of alternative assets acquired by the Customer ExAlt Trusts on December 7, 2021, the “Acquired Assets”. The percentage of the Acquired Assets allocated to supporting the repayment of the Customer ExAlt Trust loan payable amounted to approximately 27.8% (the “Participation Allocation”). On October 18, 2023, the applicable Customer ExAlt Trusts distributed, transferred and assigned the Participation Allocation (net of a qualified charitable distribution) to a subsidiary of the holder of the Customer ExAlt Trust loan payable. As a result, all obligations owed under the Customer ExAlt Trust loan payable have been repaid and the related participation interest no longer remains outstanding.
Recent Debt Financing
On October 19, 2023, Beneficient Financing, L.L.C. (the “Borrower”), a wholly owned subsidiary the Company, and BCH, as guarantor (the “Guarantor” and together with the Borrower, the “Loan Parties”), entered into a Credit and Guaranty Agreement (the “Credit Agreement”) with HH-BDH LLC (the “Lender”), as administrative agent. All capitalized terms used but not defined herein shall have the meanings ascribed to them in the Credit Agreement.
The Lender’s sole member is Hicks Holdings. The managing member of Hicks Holdings is Mr. Thomas O. Hicks, a member of the Company’s Board of Directors. The Lender will receive customary fees and expenses in its capacity as a lender and as the administrative agent under the Credit Agreement, as further described below. Hicks Holdings and Mr. Hicks may be deemed to have a direct or indirect material financial interest with respect to the transactions contemplated by the Credit Agreement, as described below. The Lender funded the amounts under the Credit Agreement with the proceeds of a third-party financing (the “Financing”).
The Credit Agreement provides for a three-year term loan in the aggregate principal amount of $25.0 million (the “Term Loan”), which was fully drawn on closing.
Borrowings under the Credit Agreement bear interest, at the Company’s option, calculated according to a base rate, adjusted term SOFR rate, or adjusted daily simple SOFR rate, plus an applicable margin, subject to a Maximum Rate determined by applicable law in the state of New York. The Company elected the adjusted daily simple SOFR rate with a margin of 6.5% for the first two years and 5.5% for the third year. Accrued and unpaid interest is payable monthly, upon prepayment, and at maturity. The Term Loan will mature on October 19, 2026, and all outstanding principal amounts and accrued and unpaid interest thereon shall be due and payable on such date.

The Term Loan is secured in part by pledges of: (a) substantially all of the assets of the Borrower, (b) the Guarantor’s equity interests in the Borrower, (c) 97.5% of the equity interests held by The EP-00117 Custody Trust, a Delaware statutory trust known as the “Custody Trust”, in certain entities that hold interests in private investment funds, which, as of September 30, 2023, represents approximately 44.9% of all assets held by the Customer ExAlt Trusts and (d) certain deposit accounts.
The Credit Agreement contains customary representations, warranties, affirmative and negative covenants, including covenants which restrict the ability of the Loan Parties, the Custody Trust and certain affiliated entities to, among other things, create liens, incur additional indebtedness, make certain restricted payments and engage in certain other transactions, in each case subject to certain customary exceptions. In addition, the Credit Agreement contains certain financial maintenance covenants, including a debt service coverage ratio.
Additionally, the Credit Agreement contains customary events of default relating to, among other things, payment defaults, breach of covenants, cross default of material indebtedness, bankruptcy-related defaults, judgment defaults, and the occurrence of certain change of control events. The occurrence of an event of default may result in the acceleration of repayment obligations with respect to any outstanding principal amounts and foreclosure on the collateral.
Hicks Holdings will receive the following fees and payments in connection with the Term Loan:

•	A non-refundable fee in an amount equal to 1.0% of the aggregate commitments under the Term Loan upon execution of the Credit Agreement (the “Closing Date”);

•
On each Payment Date, from and including: (1) from the Closing Date until the second anniversary of the Closing Date, an interest payment at an interest rate equal to 3.0% per annum; and (2) from the second anniversary of the Closing Date until the loans are repaid in full, interest payments at an interest rate equal to 2.0% per annum (such interest is in included in the Lender’s receipt of interest payments as described above);

•
If any amounts under the Credit Agreement are prepaid prior to the scheduled Make Whole Date, including by reason of acceleration, a make-whole payment equal to the product of the principal amounts being repaid and the applicable interest rate plus 3.0% and the number of calendar days between the date of such prepayment and the scheduled Make Whole Date, divided by 360; and

•	Certain fees, payments and expenses incurred by Hicks Holdings in connection with the Financing.
Letter Agreement with Hicks Holdings
In connection with the Credit Agreement and the Financing, on October 19, 2023, the Guarantor, Ben LLC, and Hicks Holdings entered into the Letter Agreement. In connection with the Financing, Hicks Holdings agreed to assign to the Lender all of its rights, title and interest in and to the following partnership interests of the Guarantor: Preferred Series A Subclass 0 Unit Accounts with a capital account balance of $15.3 million as of June 30, 2023, Preferred Series A Subclass 1 Unit Accounts with a capital account balance of $48.1 million as of June 30, 2023, 48 Class S Preferred Units and 291,163 Class S Ordinary Units held by Lender (the “Pledged Guarantor Interests”). Hicks Holdings’ membership interest in Lender (collectively with the Pledged Guarantor Interests, the “Pledged Equity Interests”) and the Pledged Guarantor Interests serve as collateral for the Financing (together, the “Lender Pledge”).
Pursuant to the terms of the Letter Agreement, the parties thereto agreed that if the Borrower and/or Guarantor default under the Credit Agreement and such default results in a foreclosure on, or other forfeiture of, the

Pledged Equity Interests, the Guarantor will promptly issue to Hicks Holdings, Preferred Series A Subclass 0 Unit Accounts with a capital account balance of $15.3 million, Preferred Series A Subclass 1 Unit Accounts with a capital account balance of $48.1 million, 48 Class S Preferred Units and 291,163 Class S Ordinary Units (subject to a tax gross-up as provided in the Letter Agreement), or, in the discretion of Hicks Holdings, equivalent securities of equal fair market value to the value of the security interests at the time of the applicable foreclosure or other loss (such newly issued equity interests referred to as the “Replacement Equity Interests”); provided, however that, if less than all Pledged Equity Interests have been foreclosed on or forfeited, the foregoing capital account balances and numbers of units comprising the Replacement Equity Interests shall be reduced on a class-by-class and subclass-by-subclass basis, as applicable, to the extent necessary to ensure that Hicks Holdings and its affiliates do not receive additional value relative to the value held by Hicks Holdings and its affiliates immediately prior to the foreclosure or forfeiture. Furthermore, Ben LLC shall cause a Ben LLC Unit (as defined in the BCH LPA) to be issued for each Class A Unit (as defined in the BCH LPA) issued to the Hicks Holdings pursuant to the Letter Agreement. Additionally, the Guarantor agreed to indemnify Hicks Holdings and its affiliates and hold each of them harmless against any and all losses which may arise directly or indirectly in connection with, among other things, the Credit Agreement, the Term Loan, the Financing and the Lender Pledge.
Recent Equity Financings
On September 29, 2023, a resale registration statement on Form S-1 was declared effective by the SEC, thereby permitting sales of Class A stock to Yorkville under the SEPA. On each of October 2, 2023 and October 4, 2023, Yorkville purchased 20,000 and 500,000 shares of Class A common stock for $2.39 and $1.27 per share, respectively, pursuant to the terms of the SEPA.
On October 3, 2023, 3,768,995 shares of Series B-1 Preferred Stock converted into 13,805,841 shares of Class A common stock at a price per share of approximately $2.73.
Potential Future Goodwill Impairment
Through the date of this report, the Company continues to experience a further significant sustained decline in the price of its common stock from the values at September 30, 2023 of $2.59. A significant sustained decrease in the Company’s common stock, has in the past been, and in the future may be, a potential indicator that a portion of our goodwill is impaired and may require a quantitative impairment assessment of the Company’s assets, including goodwill and intangible assets, which may result in an additional impairment charge during the third fiscal quarter of 2024. While management cannot predict if or when additional future goodwill impairments may occur, additional goodwill impairments could have material adverse effects on the Company’s financial condition, operating income, net assets, and/or the Company’s cost of, or access to, capital.

22. Subsequent Events
The Company has evaluated subsequent events the date the financial statements were issued, and determined that there have been no events, other than those disclosed below, that have occurred that would require adjustments to our disclosures in the consolidated financial statements.
Amendment to the HCLP Agreement
On June 5, 2023, BCH, entered into (a) that certain Consent and Amendment No. 6 to Second Amended and Restated Credit Agreement (the “First Lien Amendment”), which amended the First Lien Credit Agreement, and

(b) that certain Consent and Amendment No. 6 to Second Amended and Restated Second Lien Credit Agreement (the “Second Lien Amendment,” and together with the First Lien Amendment, the “Sixth Amendments”), which amended the Second Lien Credit Agreement, each among BCH, HCLP and the other parties thereto. Among other things, the Sixth Amendments (i) allow for the consummation of the Transactions pursuant to the Business Combination Agreement, and effective as June 7, 2023 (ii) amend the definition of “Change of Control” (as defined therein), and (iii) provide that Beneficient will be the “Parent” thereunder.
On July 12, 2023, BCH, entered into (a) that certain Amendment No. 7 to the First Lien Amendment, which amended the First Lien Credit Agreement, and (b) that certain Amendment No. 7 to Second Lien Amendment (together with the First Lien Amendment, the “Seventh Amendments”), which amended the Second Lien Credit Agreement, each among BCH, HCLP and the other parties thereto. Among other things, the Seventh Amendments (i) modified the interest rate to a fixed rate of 9.5% (ii) extended the maturity dates of the First Lien Amendment and the Second Lien Amendment to September 15, 2024 and September 15, 2027, respectively, and (iii) agreed to installment payments on the First Lien Amendment of $5.0 million on each of March 29th, June 28th, September 29th, and December 29th of each year for so long as the obligations remain outstanding, and so long as such payments do not cause a going concern. No payments will be made on the Second Lien Amendment until the obligations on the First Lien Amendment have been fully satisfied. Ben agreed to pay fees totaling approximately $0.1 million.
Standby Equity Purchase Agreement
On June 27, 2023, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd. (“Yorkville”), whereby the Company has the right, but not the obligation, to sell to Yorkville up to $250.0 million of its shares of the Company’s common stock at the Company’s request any time during the 36 months following the execution of the SEPA, subject to certain conditions. The Company expects to use the net proceeds received from this for working capital and general corporate purposes. The Company agreed to pay a nominal structuring fee in cash. In addition, the Company will pay a commitment fee in an amount equal to $1.3 million (the “Commitment Fee”) by the issuance to Yorkville of such number of Class A common stock that is equal to the Commitment Fee divided by the closing price of the Class A common stock on the Nasdaq on the date immediately preceding entry into the SEPA.
Recapitalization of BCG
On June 6, 2023, immediately prior to the Conversion, BCG was recapitalized (the “BCG Recapitalization”) as follows: (i) the limited partnership agreement of BCG was amended to create one new subclass of BCG common units, the Class B Common Units (the “BCG Class B Common Units”), and the existing common units were renamed the Class A Common Units (the “BCG Class A Common Units”); and (ii) certain holders of the BCH Preferred A.1 entered into conversion and exchange agreements (the “BCG Conversion and Exchange Agreements”) with BCG and BCH, pursuant to which they converted certain BCH Preferred A.1 to Class S Ordinary Units, which were then contributed to BCG in exchange for BCG Class A Common Units. Pursuant to the Conversion, the BCG Class A Common Units converted into 1.25 shares of Class A common stock, par value $0.001 per share (“Class A common stock”), and the BCG Class B Common Units converted into 1.25 shares of Class B common stock, par value $0.001 per share (“Class B common stock” and together with the Class A common stock, the “Beneficient common stock”). The Class B common stock is convertible into Class A common stock on a one-for-one
basis at the election of the holder thereof and is entitled to 10 votes per share in all matters on which stockholders of Beneficient generally are entitled to vote.

The following table provides additional information on the securities contributed and exchanged by each of BHI, Bruce W. Schnitzer and Hicks Holdings Operating, LLC (dollars and units in thousands):

Name	Converted Capital Account Balance of BCH Preferred A.1	Class S Ordinary Units Received	BCG Class B Units Received
BHI	$177,195	14,176	14,176
Bruce W. Schnitzer	988	79	79
Hicks Holdings Operating, LLC	13,222	1,058	1,058

Total	$191,405	15,313	15,313

The following table provides additional information on the securities contributed and exchanged by each of Bruce W. Schnitzer and Richard W. Fisher (dollars and units in thousands):

Name	Converted Capital Account Balance of BCH Preferred A.1	Class S Ordinary Units Received	BCG Class A Units Received
Bruce W. Schnitzer	$734	659	659
Richard W. Fisher	1,722	738	738

Total	$2,456	1,397	1,397

Forward Purchase Agreement
On June 5, 2023, BCG entered into a Prepaid Forward Purchase Agreement, by and between BCG and RiverNorth SPAC Arbitrage Fund, L.P. (the “Purchaser”), pursuant to which the Purchaser agreed to, among other things, effect certain purchases of shares of Avalon Class A common stock (“Avalon Class A Common Stock”) that would have been redeemed in connection with the special meeting of Avalon’s stockholders (the “Special Meeting”) to approve the transactions contemplated by the Business Combination Agreement (as amended through June 25, 2023, the “Forward Purchase Agreement”).
Pursuant to the Forward Purchase Agreement, Purchaser agreed to purchase shares of Avalon Class A Common Stock (the “AVAC FPA Shares”) at a purchase price per share of $10.588 (for aggregate consideration of $25.0 million). The AVAC FPA Shares will not be redeemed in connection with the Special Meeting and will convert into shares of Class A Common Stock, par value $0.001 per share, of Beneficient (“Class A Common Stock”) and Series A Convertible Preferred Stock, par value $0.001 per share, of Beneficient (“Beneficient Series A Preferred Stock”) upon consummation of the Business Combination. The Series A Preferred Stock will convert in accordance with its terms to shares of Class A Common Stock, and Purchaser will hold an aggregate of 2,956,480 shares of Class A Common Stock following such conversion in respect of the AVAC FPA Shares (such shares of Class A Common Stock, the “FPA Shares”).
The $25.0 million in proceeds (the “Disbursed Amount”) in respect of the FPA Shares will be disbursed from the Avalon trust account following the consummation of the Business Combination. $5.0 million of the Disbursed Amount will be disbursed to Beneficient, with the remaining $20.0 million (the “Reserve Amount”) to be disbursed to Purchaser to be held by Purchaser until the Maturity Date (as defined below) or until its earlier release per the terms of the Forward Purchase Agreement.
The Forward Purchase Agreement provides for two categories of FPA Shares:(i) 1,064,333 FPA Shares shall be categorized as “Purchased Shares” (the “Purchased Shares”) and (ii) the remaining 1,892,147 FPA Shares shall be categorized as “Prepaid Forward Shares” (the “Prepaid Forward Shares”). If by the 10th anniversary of the close of the Business Combination, Purchaser has received less than $5.0 million, in gross proceeds from, and Purchaser has used good faith efforts to sell, the Purchased Shares, Beneficient has agreed to cause Beneficient Company Holdings, L.P. (“BCH”) to issue Purchaser an amount of BCH Preferred Series
A-0
Units (or such other senior most preferred security of Beneficient) as consideration for any shortfall amounts less than $5.0 million from the sale of the Purchased Shares. Purchaser has agreed for the first six months following the Business Combination not to sell any Purchased Shares below $5.00 per share or to sell more than 10% of the daily trading volume of the Class A Common Stock if the volume weighted average price of the Class A Common Stock is between $5.00 and $8.00 for any such trading day.
Upon the sales of the Prepaid Forward Shares, the Purchaser will remit $10.588 per share, or such lesser price per share designated by the Company (“Designated Price”) by written notice setting forth the Designated Price and the number Prepaid Forward Shares that may be sold at such price (“Designated Price Notice”) delivered to Purchaser prior to any such sales, to the Company. On June 8, 2025 (“Maturity Date”), any Prepaid Forward Shares not sold by the Purchaser will be returned to the Company and any remaining amounts in respect of the Prepaid Forward Shares will be retained by the Purchaser, less any amounts still owed to the Company from sales effected prior to the Maturity Date.
Until December 8, 2023, the Purchaser agrees to the following sales conditions for the Purchased Shares and
Non-Redemption
shares – (a) On a daily basis, all sales must either (i) exceed $8.00 per share or (ii) represent less than 10% of daily volume of the Class A common stock and (b) No sales below $5.00 per share; provided, however that, other than with respect to sales of Prepaid Forward Shares at a price not lower than the Designated Price in a Designated Price Notice, Purchaser shall not sell any shares for less than $10.588 per share except in accordance with this paragraph (v) and further provided that other than with respect to sales of Prepaid Forward Shares at a price not lower than the Designated Price in a Designated Price Notice, Purchaser shall not sell any shares below $10.588 once Purchaser has received $5.0 million from the sale of such shares referenced in this Agreement.
Contribution and First Amended and Restated Limited Liability Agreement of Beneficient Company Group, L.L.C.
On June 6, 2023, BCG converted from a Delaware limited partnership to a Nevada corporation (the “Conversion”), renamed itself “Beneficient” and adopted its articles of incorporation and bylaws. On June 6, 2023, following the BCG Recapitalization and the Conversion, the Company, as the sole member of Beneficient Company Group, L.L.C. (“Ben LLC”), adopted the First Amended and Restated Limited Liability Company Agreement of Ben LLC (the “Ben LLC A&R LLCA”). The Ben LLC A&R LLCA establishes managing member interests and non-managing
members interests, referred to as the Class A Units of Ben LLC. Beneficient is designated as the sole managing member. In addition, certain additional amendments were made which principally focused on the management of Ben LLC by the managing member. After the adoption of the Ben LLC A&R LLCA, Beneficient contributed to Ben LLC all of the BCH limited partnership interests and general partnership interests held by Beneficient (the “Contribution”), and Ben LLC became the general partner of BCH and the holder of 100% of the outstanding Class A Units of BCH.
Closing of the Transaction
On June 7, 2023, the Company completed its previously announced de-SPAC
merger transaction with Avalon. Each share of Avalon common stock issued and outstanding immediately prior to that date automatically converted into one share of Class A common stock and one share of Beneficient Series A Convertible Preferred Stock, par value $0.001 per share (the “Beneficient Series A preferred stock”). Additionally, each Avalon Warrant automatically converted into a Beneficient Warrant.
Accordingly, the Company issued (i) an aggregate of 7,971,864 shares of Class A common stock to the former holders of Class A Common Stock of Avalon, par value $0.0001 per share (“Avalon Class A common stock”), and Class B Common Stock of Avalon, par value $0.0001 per share (“Avalon Class B common stock”), outstanding immediately prior to June 7, 2023, and (ii) an aggregate of 2,796,864 shares of Beneficient Series A preferred stock to non-redeeming
Avalon Class A stockholders, and the Avalon Warrants converted into an aggregate of 23,625,000 Beneficient Warrants. At closing, $27.9 million of cash remained in the trust account of Avalon. There were $26.1 million in transaction expenses, $20.0 million of which represented the Reserve Amount under the Forward Purchase Agreement, that were either paid by Avalon prior to closing or offset against proceeds received by the Company at closing, resulting in $1.8 million in net proceeds to the Company.
Immediately after the Business Combination, 188,674,282 shares of Class A common stock were issued and outstanding, 19,140,451 shares of Class B common stock were issued and outstanding, 2,796,864 shares of Beneficient Series A preferred stock were issued and outstanding and 23,757,500 Beneficient Warrants were issued and outstanding. Because the Beneficient Series A preferred stock is not expected to be publicly listed, the Beneficient Series A preferred stock terms provide that upon its issuance, each share of Beneficient Series A preferred stock will automatically convert into one-quarter
of a share of Class A common stock, or an aggregate of 699,216 additional shares of Class A common stock. Following such Conversion, there are 189,379,498 shares of Class A common stock outstanding following the Business Combination.
Eighth Amended and Restated Limited Partnership Agreement of Beneficient Company Holdings, L.P.
On June 7, 2023, the Eighth Amended and Restated Limited Partnership Agreement of BCH (the “BCH Eighth A&R LPA”) was adopted and became effective upon the consummation of the Business Combination. The BCH Eighth A&R LPA amended the existing limited partnership agreement, to, among other things, make certain revisions facilitating the Business Combination and the related Transactions, including replacing BCG as the general partner of BCH with Ben LLC following the Conversion and the Contribution. Following the effectiveness of the BCH LPA, the units of BCH consist of five classes: (i) the BCH Class A Units, (ii) the BCH Class S Ordinary Units, (iii) the BCH Class S Preferred Units, (iv) the BCH FLP Unit Accounts and (v) the BCH Preferred Series Unit Accounts (each as defined in the BCH LPA).
The BCH FLP Unit Accounts are further subdivided into BCH
FLP-1
Unit Accounts, with specific rights set forth in the BCH LPA and which shall initially represent 50.5% (excluding the BCH
FLP-3
Unit Accounts) of the BCH FLP Unit Accounts, with the balance, initially representing 49.5% (excluding the BCH
FLP-3
Unit Accounts) of the BCH FLP Unit Accounts, being the BCH
FLP-2
Unit Accounts, and the remainder being the BCH
FLP-3
Unit Accounts (each as defined in the BCH LPA). Additionally, the Preferred Series Unit Accounts were further subdivided into Preferred Series A Subclass 0 Unit Accounts (“BCH Preferred
A-0
Unit Accounts”), BCH Preferred
A-1
Unit Accounts, and Preferred Series C Subclass 1 Unit Accounts (“BCH Preferred
C-1
Unit Accounts”), in each case, with such rights as expressly provided in the BCH LPA. In addition, certain additional amendments were made which (i) reduced and delayed the preferred returns on certain preferred units of BCH, (ii) delayed the date upon which the BCH Preferred
A-1
Unit Accounts could be converted until January 1, 2025, subject to certain exceptions, (iii) amended the conversion prices applicable to the BCH Preferred
A-0
Unit Accounts and BCH Preferred
A-1
Unit Accounts and (iv) amended the provisions for the allocation of the carrying value adjustments so that 50.5% of each allocation will be made to the BCH
FLP-1
Unit Accounts and 49.5% to the BCH
FLP-2
Unit Accounts.
Second Amended and Restated Bradley Capital Agreement
In connection with the Closing, BCG’s existing Bradley Capital Agreement, was replaced by a Second Amended and Restated Services Agreement (the “Second A&R Bradley Capital Agreement”) with the Company as a party. The Second A&R Bradley Capital Agreement is substantially similar to the existing Bradley Capital Agreement, subject to certain changes as follows. The Executive Committee (as defined in the Second A&R Bradley Capital Agreement) reference was revised to refer to the Executive Committee of the Board, and the Second A&R Bradley Capital Agreement expressly states that it shall in no way limit the authority of Board to appoint and remove officers of the Company, including its chief executive officer. The term of the Second A&R Bradley Capital Agreement extends through December 31, 2023, with an annual one-year
renewal provision thereafter.

The termination provision was revised so that the agreement may be terminated upon the approval of all members of the Executive Committee, excluding Brad K. Heppner if he is then serving on the Executive Committee. The base fee was increased to $460,000 per quarter and the supplemental fee was increased to $180,000 per quarter, with each fee remaining subject to an annual inflation adjustment. In addition, revisions were made to the limitation of liability and indemnification provisions to reflect the applicability of the corporation laws of Nevada to Beneficient.
Potential Future Goodwill Impairment
Subsequent to the public listing on June 8, 2023, and through the date of this report, the Company experienced a sustained decline in the price of its common stock. A sustained decrease in the Company’s common stock is a potential indicator that impairment is present and may require a quantitative impairment assessment of the Company’s assets, including goodwill and intangible assets, which may result in an impairment charge during the first fiscal quarter of 2024.
Other
On June 29, 2023, the Company received a “Wells Notice” from the Staff of the SEC’s Division of Enforcement, stating that the Staff has made a preliminary determination to recommend that the SEC file a civil enforcement action against the Company alleging violations of certain provisions of the Securities Act and the Securities Exchange Act relating to the Company’s association with GWG Holdings. A Wells Notice is not a formal allegation or a finding of wrongdoing, but is a preliminary determination by the Staff to recommend to the SEC that a civil enforcement action or administrative proceeding be brought against the recipient. The Company maintains that our actions were appropriate and intends to vigorously defend this matter, including by making a Wells submission to the SEC, engaging in further dialogue with the SEC Staff, and contesting any allegations of wrongdoing. The results of the Wells Notice process and any corresponding enforcement action, including the costs, timing and other potential consequences of responding and complying therewith, are unknown at this time.
Conversion of BCH Preferred
C-1
Unit Accounts
Pursuant to the UPA, on July 10, 2023, the BCH Preferred
C-1
Unit Accounts automatically converted into 44,040,761 shares of Class A common stock at approximately $4.66 per share, which represents the volume-weighted average trading price of the Class A common stock for the 20 trading days following the closing of the Business Combination.
Operating Cost Reduction Plan
On July 11, 2023, the Board approved certain measures to reduce the operating expenses of the Company with a view toward focusing resources on areas of current business needs. As part of this plan, we have commenced the furlough of approximately 30 employees, representing approximately 20% of our workforce. We also intend to reduce spending with third-party vendors in certain parts of our business as part of the plan to reduce operating expenses.